Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Notes Payable

NOTE 8 – Notes Payable

Notes payable consist of the following:

Short term	September 30, 2016	December 31, 2015
2013 Secured Note	$-	$2,972
Manzo Note	-	115,000
2016 Secured Notes	110,794	-
Short term notes payable	$110,794	$117,972

Long term	September 30, 2016	December 31, 2015
2016 Secured Notes	$186,298	$-

2013 Secured Note

In May 2013, Acquisition Sub #1 entered into a secured promissory note with Security State Bank of Marine in Minnesota (the “2013 Secured Note”). The key terms of the 2013 Secured Note include: (i) a principal balance of $20,000, (ii) an interest rate of 6.0%, and (iii) a term of three years with a maturity date of May 2, 2016. The 2013 Secured Note was collateralized by a vehicle. Under the terms of the agreement, the note matured in May 2016 and was paid in full.

Manzo Note

In May 2014, Acquisition Sub #4 entered into a promissory note with Rose Manzo, a private individual (the “Manzo Note”). The key terms of the Manzo Note include: (i) a principal balance of $115,000, (ii) an interest rate of 12.0%, and (iii) principal balance to be paid upon the raising of additional necessary capital. During June 2016, Acquisition Sub #4 and Rose Manzo entered into a settlement agreement pursuant to which Acquisition Sub #4 paid Rose Manzo $100,000 plus accrued and unpaid interest to extinguish the note and recognized a gain on settlement of $15,000.

2016 Secured Notes

In January 2016, Acquisition Sub #5 entered into a secured promissory note with Ascentium Capital. In April 2016, Acquisition Sub #5 and separately, the Company, entered into secured promissory notes with Ascentium Capital. In July 2016, Acquisition Sub #3 entered into a secured promissory note with PACCAR Financial. In September 2016, Acquisition Sub #2 entered into a secured promissory note with PACCAR Financial (collectively, the “2016 Secured Notes”). The key terms of the 2016 Secured Notes include: (i) a combined principal balance of $320,000, (ii) an agreement date weighted average interest rate of 7.1% (range of 5.8% to 9.0%), and (iii) terms of 4-5 years. The 2016 Secured Notes are collateralized by vehicles and equipment.

NOTE 9 – Note Payable

On May 3, 2013, Acquisition Sub #1 entered into a secured promissory note with Security State Bank of Marine in Minnesota (the “Note Payable”). The key terms of the Note Payable include: (i) a principal value of $20,000, (ii) an interest rate of 6.0%, and (iii) a term of three years with a maturity date of May 2, 2016. The Note Payable is collateralized by a vehicle. The balance due on the Note Payable was $2,972 as of December 31, 2015.

On May 30, 2014, Acquisition Sub #4 entered into a promissory note with Rose Manzo, a private individual (the “Manzo Note”). The key terms of the Manzo Note include: (i) a principal value of $115,000, (ii) an interest rate of 12.0%, and (iii) principal balance to be paid upon the raising of additional necessary capital.